CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities:
Net income	$ 113,058,436	$ 79,037,845	$ 82,594,360
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	1,752,785	1,102,014	850,375
Amortization	262,539	31,077
Reduction in the carrying amount of operating lease right-of-use assets	1,343,885	829,069	926,678
Loss on disposal of property and equipment	5,250	5,306	84,579
Investment income	(1,728,308)	(21,407)	(54,824)
Interest income from held-to-maturity debt securities	(363,727)
Impairment loss of investments	2,509,480	705,428
Share-based compensation	17,929,842	26,690,970	43,939,447
Changes in operating assets and liabilities:
Prepayments and other current assets	(6,255,514)	(6,833,954)	(6,646,354)
Amount due from a related party	(109,507)
Other assets	2,421,868	(2,612,479)
Amounts due to a related party	(692,611)	777,434
Accounts payable	(4,454,221)	989,946	2,818,546
Deferred revenue	10,601,086	10,986,282	11,611,376
Accrued expenses and other current liabilities	4,296,245	8,856,672	8,794,349
Operating lease liabilities	(1,257,975)	(996,099)	(677,592)
Net cash provided by operating activities	139,319,553	119,548,104	144,240,940
Investing activities:
Purchase of property and equipment	(1,275,612)	(1,571,070)	(1,488,753)
Proceeds from disposal of property and equipment	14,557
Purchase of intangible asset	(67,784)	(1,359,547)
Prepayments of purchase of property and equipment	(305,417)	(13,393,876)
Purchases of short-term investments	(100,581,799)	(29,566,642)	(20,972,246)
Proceeds from maturity of short-term investments	117,708,862	6,424,215	18,870,732
Purchase of term deposits	(292,024,069)	(20,000,000)
Proceeds from maturity of term deposits	100,485,555
Payments of long-term investments	(50,079,240)	(2,984,849)	(1,768,455)
Loans provided to a related party		(145,370)
Repayment of loans provided to a related party		141,086
Loans provided to a third party		(1,574,704)
Repayment of loans provided to a third party		1,464,408
Net cash used in investing activities	(226,124,947)	(62,566,349)	(5,358,722)
Financing activities:
Proceeds from exercise of share options	945,947	1,965,894	1,085,380
Repurchase of shares	(8,512,608)	(1,594,889)	(25,419,808)
Payments of initial public offering costs			(226,537)
Contributions from non-controlling interests	13,143
Net cash (used in) provided by financing activities	(7,553,518)	371,005	(24,560,965)
Effect of foreign currency exchange rate changes on cash and cash equivalents and restricted cash	(590,895)	(1,581,525)	281,067
Net increase in cash and cash equivalents and restricted cash	(94,949,807)	55,771,235	114,602,320
Cash and cash equivalents at the beginning of the year	407,256,837	351,485,602	236,883,282
Cash and cash equivalents and restricted cash at the end of the year	312,307,030	407,256,837	351,485,602
Supplemental cash flow information:
Income taxes paid	2,729,820	2,350,510	1,758,448
Noncash investing and financing activities:
Operating lease right-of-use assets acquired in operating lease	3,835,419	2,082,819	2,159
Reconciliation of cash and cash equivalents and restricted cash:
Cash and cash equivalents	311,883,463	407,256,837	351,485,602
Restricted cash	423,567
Total cash and cash equivalents and restricted cash shown in the statement of cash flows	$ 312,307,030	$ 407,256,837	$ 351,485,602